                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                    INSTITUTIONAL INTERNATIONAL EQUITY FUND

June 1, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional International Equity Fund delivered a strong total return of 15.60% for the six months ended April 30, 1999, exceeding both its benchmark, the MSCI EAFE Index, and the Lipper International Funds Average.

The fund's net asset value on April 30 was $12.57 per share, increasing from $11.21 per share on October 31, 1998, after paying an income dividend of $0.35. The fund's net assets rose to nearly $418 million on April 30 while the total net assets of The International Equity Portfolio, in which the fund invests, totaled almost $484 million.

Included in this report is an interview with Nigel F. Emmett, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,



/s/ Ramon de Oliveira                     /s/ Keith M .Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1     FUND FACTS AND HIGHLIGHTS . . . .5

FUND PERFORMANCE. . . . . . . . .2     FINANCIAL STATEMENTS. . . . . . .8

PORTFOLIO MANAGER Q & A . . . . .3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                        TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                                   -------------------   --------------------------------------------------
                                                   THREE       SIX        ONE         THREE      FIVE      SINCE
AS OF APRIL 30, 1999                               MONTHS      MONTHS     YEAR        YEARS      YEARS     INCEPTION*
----------------------------------------------------------------------   --------------------------------------------------
J.P. Morgan Institutional
  International Equity Fund                         5.99%      15.60%     5.18%       7.55%      7.03%      6.06%
MSCI EAFE Index**                                   5.81%      15.28%     9.49%       8.87%      8.71%      7.11%
Lipper International Funds Average                  5.45%      15.11%     3.24%       9.40%      8.29%      8.36%


AS OF MARCH 31, 1999
----------------------------------------------------------------------   --------------------------------------------------
J.P. Morgan Institutional
  International Equity Fund                         1.68%      22.23%     2.58%       7.23%      7.02%      5.63%
MSCI EAFE Index**                                   1.39%      22.34%     6.06%       8.47%      8.75%      6.70%
Lipper International Funds Average                  1.54%      18.22%     0.02%       8.94%      7.94%      7.92%




* REFLECTS PERFORMANCE OF THE J.P. MORGAN INTERNATIONAL EQUITY FUND, THE PREDECESSOR ENTITY TO THE J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND, FROM JUNE 1, 1990 THROUGH OCTOBER 4, 1993 (COMMENCEMENT OF OPERATIONS).

** MSCI EAFE INDEX IS AN UNMANAGED INDEX USED TO TRACK THE AVERAGE PERFORMANCE OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES OF COUNTRIES IN EUROPE, AUSTRALIA, AND THE FAR EAST. THE INDEX DOES NOT INCLUDE FEES OR EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

Following is an interview with NIGEL F. EMMETT, vice president, a member of the portfolio management team of The J.P. Morgan International Equity Portfolio. Nigel joined J.P. Morgan in 1997. Previously, he was employed by Brown Brothers Harriman & Co. in New York and Gartmore Investment Management in London. Nigel earned a B.A. degree in Economics from Manchester University and is an Associate Member of the Institute of Investment Management and Research (AIIMR), and is a Chartered Financial Analyst. This interview was conducted on May 10, 1999, and reflects his views on that date.

[PHOTO]

THE FUND HAS PERFORMED WELL OVER THE PAST SIX MONTHS. HOW DID YOU DO IT?

NE: Our stock selection has been on target and we've increased our weighting in Japan, which performed well, and decreased our holdings in Continental Europe, which has not. Over the last six months, equity markets worldwide have been generally strong, as interest rates declined and we've seen early indications of renewed confidence in economic growth.

ALL EYES SEEM TO BE ON JAPAN. IS THE WORLD'S SECOND LARGEST ECONOMY RECOVERING?

NE: Economic data released to date remains gloomy, but foreign investors appear increasingly willing to look forward and discount a recovery in corporate profitability. Sentiment has been helped by signs that the government's efforts to stabilize the banking system have proved successful and by several announcements of restructuring plans by Japanese companies.

WILL MANY COMPANIES BE RESTRUCTURING?

NE: Some ambitious plans have captured a lot of attention. Sony announced that it would cut 15% of its staff, Oji Paper said it plans to scrap capacity and retailer Daiei said it would cut personnel for the first time. The Japanese are also getting into western-style mergers and acquisitions, such as Renault's new stake in Nissan, Japan Tobacco's purchase of R.J. Reynolds's international tobacco operations and Sony's announcement to absorb Sony Music to increase profitability.

HAVEN'T U.K. STOCKS ALSO DONE WELL?

NE: They have. The Bank of England has cut interest rates a number of times in the last six months, bringing short-term interest rates to 30-year lows. These actions, plus rising corporate earnings and a new surge in mergers and acquisitions have propelled U.K. equities to outperform the Continental markets in recent months. Corporate deals announced early this year included Vodafone/Air Touch, British Aerospace/GEC, GRE/AXA, Lucas Varity/TRW, Prudential/M&G, BP Amoco/Atlantic Richfield, Royal & Sun Alliance/Tyndall Insurance, GEC/Reltec, TI Group/Tri Manufacturing, Tompkins/ACD Tridon, and BTR Siebe Densei.

WHAT ROLE DID CURRENCY PLAY DURING THE PERIOD?

NE: We benefited by hedging the euro back into U.S. dollars, as the new European currency surprised many by falling nearly 10% in value during the first four months of its existence - from January through April. We also successfully hedged against the yen, which has fallen to a more limited extent against the dollar in 1999.

DO YOU EXPECT GROWTH TO ACCELERATE IN EUROPE THIS YEAR?

NE: Yes. In fact, improving expectations for economic growth and corporate profitability should benefit markets worldwide, especially in Asia, but equity valuations are already very demanding in most markets and the increasingly stretched valuation of U.S. equities in comparison to local bond yields is a concern.

WHAT IS YOUR VIEW OF JAPAN?

NE: We are taking a less pessimistic view of the Japanese market than in recent years. After the recent run-up the market is not exactly cheap, and the true extent of corporate restructuring initiatives remains to be seen. However, we are prepared to believe that the worst is over for the economy and that the market will benefit as investors neutralize long-standing underweights in Japanese equities.

IN EUROPE, DO YOU PREFER THE U.K. OR THE CONTINENT?

NE: Currently, the U.K. is more attractive. Earnings expectations in the U.K. look much more realistic and the domestic economy should do better this year, helped by further cuts in interest rates. High institutional liquidity and continued corporate takeover activity will also support stock prices. However, the Continental markets seem to be recovering from last year's exuberance over restructuring and the euro. Stocks there are reasonably priced by international standards and the level of takeover activity is surprisingly high, but weakness in the core regional economies remains a drag on profit expectations. We still maintain substantial exposure to Continental Europe.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Institutional International Equity Fund seeks to provide a high total return from a portfolio of equity securities of foreign companies. It is de-signed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the MSCI EAFE Index. As an international investment, the fund is subject to foreign market, political, and currency risks.


--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
10/4/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/99
$417,987,902

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS 4/30/99
$483,788,992

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99


EXPENSE RATIO
The fund's current expense ratio of 0.97% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

UNITED KINGDOM              23.0%
JAPAN                       21.2%
FRANCE                      11.5%
GERMANY                     10.7%
NETHERLANDS                  7.3%
SWITZERLAND                  6.9%
ITALY                        3.9%
AUSTRALIA                    3.4%
SWEDEN                       2.9%
OTHER                        9.2%


LARGEST COMMON
STOCK HOLDINGS                                 % OF TOTAL INVESTMENTS
---------------------------------------------------------------------
BP AMOCO PLC (UNITED KINGDOM)                               2.1%
LLOYDS TSB GROUP PLC (UNITED KINGDOM)                       2.1%
ROCHE HOLDING AG (SWITZERLAND)                              1.6%
NIPPON TELEGRAPH & TELEPHONE CORP. (JAPAN)                  1.6%
TOTAL SA, B SHARES (FRANCE)                                 1.5%
ING GROEP NV (NETHERLANDS)                                  1.5%
VODAFONE GROUP PLC (UNITED KINGDOM)                         1.5%
UBS AG (SWITZERLAND)                                        1.4%
GLAXO WELLCOME PLC (UNITED KINGDOM)                         1.4%
ELF AQUITAINE SA (FRANCE)                                   1.4%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio(another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the funds prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The International Equity Portfolio
  ("Portfolio"), at value                          $417,515,165
Receivable for Shares of Beneficial Interest Sold       631,428
Prepaid Trustees' Fees                                    1,010
Prepaid Expenses and Other Assets                        28,183
                                                   ------------
    Total Assets                                    418,175,786
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                               72,113
Shareholder Servicing Fee Payable                        33,889
Administrative Services Fee Payable                       8,636
Administration Fee Payable                                1,935
Fund Services Fee Payable                                   166
Accrued Expenses                                         71,145
                                                   ------------
    Total Liabilities                                   187,884
                                                   ------------
NET ASSETS
Applicable to 33,247,030 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $417,987,902
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $12.57
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $324,475,280
Distributions in Excess of Net Investment Income     (1,146,440)
Accumulated Net Realized Gain                         6,289,514
Net Unrealized Appreciation of Investment            88,369,548
                                                   ------------
    Net Assets                                     $417,987,902
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $420,547)                                $ 2,771,449
Allocated Interest Income                                         241,951
Allocated Portfolio Expenses                                   (1,583,149)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 1,430,251
FUND EXPENSES
Shareholder Servicing Fee                          $191,783
Administrative Services Fee                          50,681
Professional Fees                                     7,473
Fund Services Fee                                     4,057
Administration Fee                                    2,997
Trustees' Fees and Expenses                           2,699
Miscellaneous                                        22,866
                                                   --------
    Total Fund Expenses                                           282,556
                                                              -----------
NET INVESTMENT INCOME                                           1,147,695
NET REALIZED GAIN ON INVESTMENT                                 9,934,209
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT                                                   42,881,494
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $53,963,398
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  1,147,695   $     4,490,309
Net Realized Gain on Investment                       9,934,209         1,841,170
Net Change in Unrealized Appreciation of
  Investment                                         42,881,494        19,704,730
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                     53,963,398        26,036,209
                                                   ------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                               (10,530,707)      (16,640,112)
Net Realized Gain                                            --       (16,688,326)
                                                   ------------   ----------------
    Total Distributions to Shareholders             (10,530,707)      (33,328,438)
                                                   ------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold    112,866,985        70,702,573
Reinvestment of Dividends and Distributions           5,063,360        15,561,396
Cost of Shares of Beneficial Interest Redeemed     (110,366,107)     (326,639,974)
                                                   ------------   ----------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                   7,564,238      (240,376,005)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets          50,996,929      (247,668,234)
NET ASSETS
Beginning of Period                                 366,990,973       614,659,207
                                                   ------------   ----------------
End of Period (including undistributed net
  investment income of $0 and $8,236,572,
  respectively)                                    $417,987,902   $   366,990,973
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                     SIX MONTHS
                                                        ENDED                FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 1999    ------------------------------------------------------
                                                     (UNAUDITED)       1998        1997       1996       1995        1994
                                                   ---------------   ---------   --------   --------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.21       $   11.39   $  11.43   $  10.44   $   10.83   $  10.20
                                                   ---------------   ---------   --------   --------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.07            0.32       0.17       0.12        0.06       0.06
Net Realized and Unrealized Gain (Loss) on
  Investment                                              1.64            0.20       0.24       1.17       (0.33)      0.57
                                                   ---------------   ---------   --------   --------   ---------   --------
Total from Investment Operations                          1.71            0.52       0.41       1.29       (0.27)      0.63
                                                   ---------------   ---------   --------   --------   ---------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (0.35)          (0.35)     (0.25)     (0.24)         --         --
Net Realized Gain                                           --           (0.35)     (0.20)     (0.06)      (0.12)        --
                                                   ---------------   ---------   --------   --------   ---------   --------
Total Distributions to Shareholders                      (0.35)          (0.70)     (0.45)     (0.30)      (0.12)        --
                                                   ---------------   ---------   --------   --------   ---------   --------
NET ASSET VALUE, END OF PERIOD                     $     12.57       $   11.21   $  11.39   $  11.43   $   10.44   $  10.83
                                                   ---------------   ---------   --------   --------   ---------   --------
                                                   ---------------   ---------   --------   --------   ---------   --------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                             15.60%(a)        4.95%      3.71%     12.54%      (2.46%)     6.18%
Net Assets, End of Period (in thousands)           $   417,988       $ 366,991   $614,659   $726,864   $ 467,511   $213,119
Ratios to Average Net Assets
  Expenses                                                0.97%(b)        0.97%      0.93%      0.95%       0.92%      1.00%
  Net Investment Income                                   0.60%(b)        0.92%      1.32%      1.24%       1.24%      0.95%
  Expenses without Reimbursement and including
    Interest Expense                                      0.97%(b)        0.97%      0.93%      0.96%       0.94%      1.16%
  Interest Expense                                          --            0.01%        --         --          --         --

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional International Equity Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on October 4, 1993.

The fund invests all of its investable assets in The International Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 86% at April 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $2,997.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and the operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $50,681.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extend necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more then 1.00% of the average daily net assets of the fund through February 28, 1999. The reimbursement arrangement terminated after February 28, 1999. For the six months ended April 30, 1999, there was no reimbursement to the fund.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended April 30, 1999, the fee for these services amounted to $191,783.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $4,057 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Funds Services Fee shown in the financial statements was $900.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
Shares sold......................................    9,415,963          6,116,419
Reinvestment of dividends and distributions......      442,989          1,473,324
Shares redeemed..................................   (9,336,777)       (28,847,016)
                                                   ------------   ----------------
Net Increase (Decrease)..........................      522,175        (21,257,273)
                                                   ------------   ----------------
                                                   ------------   ----------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders.The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on such borrowings outstanding will approximate market rates. Prior to May 26,1999 the funds paid a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount; under the current Agreement, the commitment fee has increased to an annual rate of 0.085% on the unused portion of the committed amount. This is allocable to the funds in accordance with the procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at April 30, 1999.

The International Equity Portfolio
SemiAnnual Report April 30, 1999

(The following pages should be read in conjunction with J.P. Morgan Institutional International Equity Fund
SemiAnnual Financial Statements)

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
COMMON STOCK (94.1%)
AUSTRALIA (2.9%)
AMP Ltd. (Insurance)(s)..........................      66,685   $     780,058
Australia & New Zealand Banking Group Ltd.
  (Banking)(s)...................................     176,000       1,396,242
Brambles Industries Ltd. (Commercial
  Services)(s)...................................      23,937         704,459
Broken Hill Proprietary Co. Ltd. (Metals &
  Mining)(s).....................................     100,805       1,141,368
Colonial Ltd. (Financial Services)(s)............     155,100         584,895
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................     194,705         568,817
Lend Lease Corp. Ltd. (Financial Services)(s)....      84,000       1,134,196
National Australia Bank Ltd. (Banking)(s)........     117,805       2,296,996
News Corp. Ltd. (Broadcasting & Publishing)(s)...      18,600         156,113
Pioneer International Ltd. (Building
  Materials)(s)..................................     361,672         884,495
Southcorp Ltd. (Food, Beverages & Tobacco)(s)....     204,200         839,076
Telstra Corp. Ltd. (Telecommunication
  Services)(s)+..................................     503,000       2,733,605
Woolworths Ltd. (Retail)(s)......................     205,900         655,015
                                                                -------------
                                                                   13,875,335
                                                                -------------

AUSTRIA (0.7%)
Bank Austria AG (Banking)(s).....................      57,783       3,589,044
                                                                -------------

BELGIUM (0.4%)
Delhaize-Le Lion SA (Retail)(s)..................      13,918       1,219,197
Tractebel (Electric)(s)..........................       6,600         908,422
                                                                -------------
                                                                    2,127,619
                                                                -------------

DENMARK (0.5%)
Danisco A/S (Food, Beverages & Tobacco)(s).......      39,300       1,842,197
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................      22,200         759,122
                                                                -------------
                                                                    2,601,319
                                                                -------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------

FINLAND (1.3%)
MeritaNordbanken OYJ (Banking)(s)................     123,780   $     739,887
Nokia OYJ (Telecommunications-Equipment)(s)......      29,000       2,238,154
Sampo Insurance Co. PLC (Insurance)(s)...........      21,300         671,751
Stora Enso OYJ, A Shares (Forest Products &
  Paper)(s)......................................      71,262         800,670
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................     137,262       1,574,857
                                                                -------------
                                                                    6,025,319
                                                                -------------

FRANCE (11.1%)
Alcatel Alsthom (Telecommunications-
  Equipment)(s)..................................       6,817         838,043
Alstom SA (Railroads)(s)+........................      31,328       1,027,451
AXA (Insurance)(s)...............................       8,914       1,152,419
Canal Plus (Broadcasting & Publishing)(s)........       3,058         851,510
Carrefour SA (Retail)(s).........................       3,740       2,967,560
Castorama Dubois Investissement SA (Retail)(s)...       6,400       1,533,610
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................      13,731       2,360,599
Compagnie Financiere de Paribas (Financial
  Services)(s)...................................      35,990       3,830,421
Compagnie Generale des Establishments Michelin-B
  (Automotive Supplies)..........................      14,500         658,867
Elf Aquitaine SA (Oil-Services)(s)...............      41,341       6,429,319
France Telecom SA (Telecommunication
  Services)(s)...................................      11,430         924,465
Groupe Danone (Food, Beverages & Tobacco)(s).....      12,400       3,319,012
Lagardere S.C.A. (Multi - Industry)(s)...........      35,805       1,419,744
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................       6,500       1,745,306
Renault SA (Automotive)(s).......................      16,825         705,595
Rhodia SA (Chemicals)(s)+........................      63,715       1,139,187
Rhone-Poulenc SA, A Shares
  (Pharmaceuticals)(s)...........................      39,600       1,885,273
Sanofi SA (Pharmaceuticals)(s)...................      22,666       3,556,171

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
FRANCE (CONTINUED)
SEITA (Food, Beverages & Tobacco)................       7,849   $     473,321
Societe Generale (Banking)(s)....................      13,950       2,500,082
STMicroelectronics NV (Electronics)(s)+..........      16,365       1,707,102
Total SA, B Shares (Oil-Services)(s).............      51,573       7,071,215
Usinor SA (Metals & Mining)(s)...................      43,104         667,614
Vivendi (Utilities)(s)...........................      21,242       4,968,792
                                                                -------------
                                                                   53,732,678
                                                                -------------

GERMANY (9.8%)
BASF AG (Chemicals)(s)...........................      62,713       2,750,102
Bayerische Hypo-Und Vereinsbank AG
  (Banking)(s)...................................      58,411       3,812,821
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................      41,740       1,004,617
DaimlerChrysler AG (Automotive)(s)...............      45,851       4,533,094
Deutsche Bank AG (Banking).......................      22,541       1,278,217
Dresdner Bank AG (Banking)(s)....................      39,596       1,709,142
Fresenius Medical Care AG (Medical
  Supplies)(s)...................................       6,920         371,909
Hochtief AG (Construction & Housing)(s)..........      20,419         788,486
Hoechst AG (Holding Companies)(s)................      47,454       2,251,655
Karstadt AG (Retail)(s)..........................       5,671       2,552,853
Mannesmann AG (Diversified Manufacturing)(s).....      34,721       4,576,958
Merck KgAA (Pharmaceuticals)(s)..................      19,600         663,549
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................      21,332       4,287,971
Munchener Rueckversicherungs-Gesellschaft AG-New
  Shares (Insurance)(s)+.........................      16,132       3,208,579
RWE AG (Utilities)(s)............................      45,693       2,093,169
SAP AG (Computer Software)(s)....................       4,050       1,298,268
SGL Carbon AG (Chemicals)(s).....................      17,600         969,170
Siemens AG (Electrical Equipment)(s).............      53,270       3,945,003
SKW Trostberg AG (Chemicals)(s)..................      31,000         751,041
VEBA AG (Utilities)(s)...........................      85,238       4,680,231
                                                                -------------
                                                                   47,526,835
                                                                -------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------

HONG KONG (0.3%)
Hongkong Electric Holdings Ltd. (Electric)(s)....     124,500   $     396,783
Hutchison Whampoa Ltd. (Multi - Industry)(s).....      65,000         582,888
Sun Hung Kai Properties Ltd. (Real Estate)(s)....      71,000         622,952
                                                                -------------
                                                                    1,602,623
                                                                -------------

IRELAND (0.9%)
CRH PLC (Building Materials)(s)..................      64,900       1,280,531
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................     196,000         746,492
Irish Life & Permanent PLC (Financial
  Services)(s)...................................      71,498       1,036,289
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................     375,515       1,024,976
                                                                -------------
                                                                    4,088,288
                                                                -------------

ITALY (3.8%)
Assicurazioni Generali SPA (Insurance)(s)........      59,461       2,318,122
Banca Fideuram SPA (Financial Services)(s).......     373,303       2,120,813
ENI SPA (Oil-Services)(s)........................     363,300       2,394,529
La Rinascente SPA (Retail)(s)....................     249,800       1,088,821
Mediaset SPA (Broadcasting & Publishing)(s)......     127,800       1,108,693
Mediolanum SPA (Financial Services)(s)...........     220,000       1,454,686
Telecom Italia SPA (Telecommunication
  Services)(s)...................................     389,647       4,151,141
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................     521,650       2,809,077
Unicredito Italiano SPA (Financial
  Services)(s)...................................     156,800         796,258
                                                                -------------
                                                                   18,242,140
                                                                -------------

JAPAN (19.4%)
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....     240,000       3,542,856
Asahi Bank Ltd. (Banking)(s).....................     280,000       1,480,211
Bridgestone Corp. (Chemicals)(s).................      59,000       1,581,752
Citizen Watch Co. Ltd. (Retail)..................       1,000           8,294

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
JAPAN (CONTINUED)
Dai Nippon Printing Co. Ltd. (Business & Public
  Services)(s)...................................     106,000   $   1,680,209
DDI Corp. (Telecommunications)(s)................         248       1,232,091
Ebara Corp. (Machinery)(s).......................     124,000       1,507,389
Fanuc Ltd. (Machinery)(s)........................      42,300       1,842,808
Fujitsu Ltd. (Computer Systems)(s)...............     135,000       2,312,935
Hitachi Ltd. (Electrical Equipment)(s)...........     126,000         920,499
Honda Motor Co. Ltd. (Automotive)(s).............      77,000       3,393,226
Ind Bank Japan (Banking)(s)......................     146,000       1,217,061
Ito - Yokado Co. Ltd. (Retail)(s)................      37,000       2,272,176
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................         197       1,980,541
Kawasaki Steel Corp. (Metals & Mining)(s)........     849,000       1,628,844
Kyocera Corp. (Electronics)(s)...................      44,100       2,619,516
Matsushita Electric Industrial Co. Ltd.
  (Electronics)(s)...............................     139,000       2,643,486
Minebea Co. Ltd. (Capital Goods)(s)..............     150,000       1,451,475
Mitsubishi Chemical Corp. (Chemicals)(s).........   1,311,000       4,052,895
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................       4,000          26,474
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......     112,000       1,145,698
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(s).....................................      30,000         155,327
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....     352,000         569,162
NAMCO Ltd. (Entertainment, Leisure & Media)(s)...      52,900       1,196,619
Nichiei Co. Ltd. (Financial Services)(s).........      20,300       1,760,243
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................         675       7,351,626
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................     713,000       2,777,658
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)....................................     423,000       2,459,439
Osaka Gas Co. Ltd. (Natural Gas)(s)..............     417,000       1,432,373
Ricoh Co. Ltd. (Electrical Equipment)(s).........     183,000       1,763,134
Rohm Co. Ltd. (Electronics)(s)...................      25,000       3,016,052
Sekisui Chemical Co. Ltd. (Chemicals)(s).........     107,000         715,357
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
JAPAN (CONTINUED)
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................       4,260   $   2,498,296
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)(s)........................     165,000         857,061
Sony Corp. (Electronics)(s)......................      15,500       1,447,914
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)(s)............................      50,000       3,644,396
Sumitomo Rubber Industries Ltd. (Automotive
  Supplies)(s)...................................     147,000         966,770
Sumitomo Bakelite Co. Ltd. (Chemicals)(s)........      64,000         480,424
Suzuki Motor Corp. (Automotive)(s)...............     150,000       2,136,370
Taiheiyo Cement Corp. (Building Materials)(s)....     239,000         772,897
Takashimaya Co. Ltd. (Retail)(s).................      77,000         628,972
Takeda Chemical Industries (Chemicals)(s)........      86,000       3,739,402
Takefuji Corp. (Financial Services)(s)...........      33,100       2,745,361
The Sanwa Bank Ltd. (Banking)(s).................      78,000         875,660
Tokai Bank Ltd. (Banking)(s).....................     116,000         758,034
Tokyo Electric Power Co., Inc. (Electric)(s).....      76,000       1,623,641
Tokyo Gas Co. Ltd. (Natural Gas)(s)..............     193,000         509,336
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................     153,000         817,802
Tostem Corp. (Construction & Housing)(s).........      81,000       1,503,125
Toyota Motor Corp. Ltd. (Automotive)(s)..........     107,000       3,038,924
West Japan Railway Co. (Railroads)(s)............         592       2,455,066
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................       5,000         158,343
York - Benimaru Co. Ltd. (Retail)(s).............      13,500         525,924
                                                                -------------
                                                                   93,921,144
                                                                -------------

NETHERLANDS (7.1%)
ABN Amro Holding NV (Banking)(s).................     155,000       3,697,812
Aegon NV (Insurance)(s)..........................       4,787         459,596
Akzo Nobel NV (Chemicals)(s).....................      23,500       1,062,847

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
NETHERLANDS (CONTINUED)
Equant NV (Information Processing)(s)+...........       9,400   $     854,255
Heineken NV (Food, Beverages & Tobacco)(s).......      52,270       2,626,714
ING Groep NV (Financial Services)(s).............     112,810       6,957,974
Koninklijke Ahold NV (Retail)(s).................      42,221       1,570,075
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................      37,200       1,401,069
KPN NV (Telecommunication Services)(s)...........      44,622       1,864,716
Laurus NV (Retail)(s)............................      35,949         773,959
Philips Electronics NV (Electronics)(s)..........      62,673       5,403,868
Royal Dutch Petroleum Co. (Oil-Services)(s)......      39,170       2,283,346
TNT Post Group NV (Transport & Services)(s)......      14,296         385,675
United Pan-Europe Communications NV
  (Telecommunications)(s)+.......................      22,610       1,170,900
Vedior NV (Business & Public Services)(s)........      67,079       1,511,586
Vendex NV (Retail)(s)............................      51,357       1,279,550
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................      25,764       1,122,993
                                                                -------------
                                                                   34,426,935
                                                                -------------
NEW ZEALAND (0.6%)
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................     961,800         898,781
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................     397,200       2,067,021
                                                                -------------
                                                                    2,965,802
                                                                -------------

NORWAY (0.1%)
Nycomed Amersham PLC (Medical Supplies)(s).......      82,776         672,411
                                                                -------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
PORTUGAL (0.8%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........     150,339   $   2,807,262
Portugal Telecom SA (Telecommunications)(s)......      21,890         913,607
                                                                -------------
                                                                    3,720,869
                                                                -------------

SINGAPORE (0.8%)
Development Bank of Singapore Ltd. (Banking).....     148,000       1,573,076
City Developments Ltd. (Real Estate)(s)..........     172,000       1,147,684
Creative Technology Ltd. (Computer
  Peripherals)(s)................................      15,000         188,663
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................      59,000         870,979
                                                                -------------
                                                                    3,780,402
                                                                -------------

SPAIN (2.2%)
Actividades de Construction y Servicios SA
  (Construction & Housing)(s)....................      22,935         689,588
Banco Santander Central Hispano SA
  (Banking)(s)...................................      64,620       1,405,584
Endesa SA (Electric)(s)..........................     105,900       2,357,265
Iberdrola SA (Electric)(s).......................      99,400       1,393,378
Indra Sistemas SA (Electronics)(s)...............       4,560          43,901
Telefonica SA (Telecommunications)(s)+...........      99,489       4,668,048
                                                                -------------
                                                                   10,557,764
                                                                -------------

SWEDEN (2.3%)
ABB AB, A Shares (Machinery)(s)..................     102,300       1,429,148
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....      90,399       3,149,161
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................     194,900       5,132,739
Skandia Forsakrings AB (Insurance)(s)............      78,736       1,525,895
                                                                -------------
                                                                   11,236,943
                                                                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
SWITZERLAND (6.7%)
Nestle SA (Food, Beverages & Tobacco)(s).........       2,585   $   4,793,225
Novartis AG (Pharmaceuticals)(s).................       2,815       4,128,797
Roche Holding AG (Pharmaceuticals)(s)............         637       7,506,168
SGS-Thomson Microelectronics NV
  (Electronics)(s)...............................         790         710,893
Swisscom AG (Telecommunication Services)(s)+.....      11,000       4,046,105
UBS AG (Banking)(s)..............................      19,375       6,592,162
Zurich Allied AG (Insurance)(s)..................       7,071       4,565,525
                                                                -------------
                                                                   32,342,875
                                                                -------------

UNITED KINGDOM (22.4%)
Allied Zurich PLC (Insurance)(s)+................     105,550       1,400,356
AstraZeneca Group PLC (Pharmaceuticals)(s).......      78,101       3,063,272
Barclays PLC (Banking)(s)........................      97,000       3,089,237
Bass PLC (Food, Beverages & Tobacco)(s)..........      86,628       1,361,323
BG PLC (Gas Exploration)(s)......................     229,000       1,290,496
Billiton PLC (Metals & Mining)(s)................     311,300       1,058,837
British Aerospace PLC (Aerospace)(s).............     162,900       1,219,627
British Airways PLC (Airlines)(s)................      62,800         498,241
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................     109,350         922,578
British Petroleum Co. PLC (Oil-Services)(s)......     522,656       9,930,042
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................     144,000       1,263,607
British Telecommunications PLC
  (Telecommunications)(s)........................     301,700       5,042,267
Burmah Castrol PLC (Oil-Production)(s)...........      30,200         510,563
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................     338,600       4,854,830
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................      90,500       1,207,970
Carlton Communications (Entertainment, Leisure &
  Media)(s)......................................      93,900         907,887
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................     233,400       2,405,105
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
UNITED KINGDOM (CONTINUED)
Diageo PLC (Food, Beverages & Tobacco)(s)........     148,161   $   1,708,048
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........     222,500       6,584,589
Glynwed International PLC
  (Metals & Mining)(s)...........................     436,200       1,559,164
Great Universal Stores PLC (Retail)(s)...........     151,900       1,746,261
Hays PLC (Commercial Services)(s)................     103,100       1,145,410
HSBC Holdings PLC (75p) (Banking)(s).............     133,700       5,112,675
Invensys PLC (Diversified Manufacturing)(s)......      92,500         470,633
Kingfisher PLC (Retail)(s).......................     164,200       2,453,433
Lloyds TSB Group PLC (Banking)(s)................     611,150       9,859,813
MEPC PLC (Real Estate)(s)........................     163,565       1,206,171
MFI Furniture Group PLC (Household
  Products)(s)...................................     889,334         644,363
National Power PLC (Electric)(s).................     208,589       1,682,605
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................     264,200         518,974
Nycomed Amersham PLC (Medical Supplies)(s).......      60,264         493,888
Ocean Group PLC (Transport & Services)(s)........      56,700         894,669
Pearson PLC (Broadcasting & Publishing)(s).......      74,000       1,572,747
Pilkington PLC (Building Materials)(s)...........     669,000         877,883
PowerGen PLC (Electric)(s).......................      33,000         361,705
Prudential Corp. PLC (Insurance)(s)..............     194,000       2,761,259
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................     166,600       1,150,762
RMC Group PLC (Building Materials)(s)............      89,000       1,347,011
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................     215,000       1,860,673
Royal Bank of Scotland Group PLC (Banking)(s)....      74,300       1,756,176
Sainsbury J. PLC (Retail)(s).....................     280,000       1,779,645
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................     127,200         954,391
Smith & Nephew PLC (Medical Supplies)(s).........     128,000         327,688

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  ----------   -------------
UNITED KINGDOM (CONTINUED)
SmithKline Beecham PLC (Pharmaceuticals)(s)......     279,100   $   3,693,897
Tate & Lyle PLC (Food,
  Beverages & Tobacco)(s)........................      85,000         585,071
Tesco PLC (Retail)(s)............................     189,700         564,293
TI Group PLC (Diversified Manufacturing).........      44,227         370,292
Tomkins PLC (Multi - Industry)(s)................     316,300       1,344,486
Unilever PLC (Food, Beverages & Tobacco)(s)......     173,400       1,542,533
Vickers PLC (Capital Goods)(s)...................     266,166         711,400
Vodafone Group PLC (Telecommunications)(s).......     371,700       6,852,534
Williams PLC (Diversified Manufacturing)(s)......      95,000         657,726
Woolwich (Financial Services)(s).................     159,000       1,020,184
                                                                -------------
                                                                  108,199,290
                                                                -------------
  TOTAL COMMON STOCK (COST $352,116,546).........                 455,235,635
                                                                -------------

CONVERTIBLE PREFERRED STOCKS (0.1%)
JAPAN (0.1%)
AB International Cayman Trust, 0.500% (Banking)
  (COST $340,223)................................     56,000,000         592,319
                                                                   -------------

PREFERRED STOCK (1.0%)
AUSTRALIA (0.4%)
News Corp. Ltd.
  (Broadcasting & Publishing)....................        238,463       1,866,803
                                                                   -------------

GERMANY (0.6%)
ProSieben Media AG (Broadcasting & Publishing)...         22,360       1,052,685
Volkswagen AG (Automotive).......................         44,061       1,852,926
                                                                   -------------
                                                                       2,905,611
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $4,841,311)........                      4,772,414
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
RIGHTS (0.0%)
SPAIN (0.0%)
Telefonica SA+ (Telecommunications)
  (COST $91,751).................................         99,489   $      92,624
                                                                   -------------

                                                      PRINCIPAL
                                                      AMOUNT{.}
                                                   ----------------
CONVERTIBLE BONDS (1.1%)
JAPAN (1.1%)
Nichiei Construction Co. Ltd., 1.75% due 03/31/14
  (Construction & Housing).......................  JPY     48,000,000       506,697
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................  JPY    204,000,000     1,922,733
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................  JPY    180,000,000     2,857,709
                                                                      -------------
  TOTAL CONVERTIBLE BONDS (COST $3,956,675)......                         5,287,139
                                                                      -------------

SHORT-TERM INVESTMENTS (0.8%)
EURO DOLLAR TIME DEPOSITS (0.1%)
State Street Bank, 4.00% due 11/02/98............           341,000         341,000
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT{.}           VALUE
           --------------------------              ----------------   -------------
U.S. TREASURY OBLIGATIONS (0.7%)
U.S. Treasury Bills, 4.57%(y) due 07/15/99(s)....         3,560,000   $   3,528,332
                                                                      -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $3,869,332)...................................                         3,869,332
                                                                      -------------
TOTAL INVESTMENTS (COST $365,215,839) (97.1%)......................
                                                                        469,849,463
OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%).......................
                                                                         13,939,529
                                                                      -------------
NET ASSETS (100.0%)................................................   $ 483,788,992
                                                                      -------------
                                                                      -------------

------------------------------
Note: Based on the cost of investments of $368,237,595 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation and depreciation was $115,668,800 and $14,056,932, respectively, resulting in a net unrealized appreciation of investments of $101,611,868.

+ - Non-income producing security.

{.} Denominated in United States Dollar unless otherwise indicated.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $175,394,044 of the market value has been segregated.

(y) - Yield to maturity.

SDR - Swedish Depositary Receipt.

JPY - Japanese Yen.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        13.3%
Telecommunications................................         7.3%
Food, Beverages & Tobacco.........................         6.7%
Pharmaceuticals...................................         6.6%
Oil - Services....................................         6.2%
Financial Services................................         5.9%
Insurance.........................................         5.3%
Retail............................................         5.0%
Electronics.......................................         3.7%
Chemicals.........................................         3.7%
Telecommunication Services........................         3.5%
Automotive........................................         3.3%
Utilities.........................................         2.5%
Telecommunications - Equipment....................         2.2%
Broadcasting & Publishing.........................         2.1%
Electric..........................................         1.9%
Building Materials................................         1.6%
Metals & Mining...................................         1.5%
Construction & Housing............................         1.5%
Electrical Equipment..............................         1.4%
Diversified Manufacturing.........................         1.3%
Entertainment, Leisure & Media....................         1.2%
Machinery.........................................         1.0%
Automotive Supplies...............................         1.0%
Commercial Services...............................         1.0%
Forest Products & Paper...........................         0.9%
Real Estate.......................................         0.9%
Transport & Services..............................         0.9%
Government Obligations............................         0.8%
Railroads.........................................         0.7%
Multi-Industry....................................         0.7%
Business & Public Services........................         0.7%
Computer Systems..................................         0.5%
Holding Companies.................................         0.5%
Capital Goods.....................................         0.5%
Natural Gas.......................................         0.4%
Medical Supplies..................................         0.4%
Computer Software.................................         0.3%
Gas Exploration...................................         0.3%
Aerospace.........................................         0.3%
Information Processing............................         0.2%
Household Products................................         0.1%
Oil - Production..................................         0.1%
Airlines..........................................         0.1%
Computer Peripherals..............................         0.0%
Wholesale & International Trade...................         0.0%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $365,215,839 )          $469,849,463
Cash                                                      3,164
Foreign Currency at Value (Cost $15,092,029 )        15,031,032
Receivable for Investments Sold                       6,223,704
Dividends Receivable                                  1,442,716
Foreign Tax Reclaim Receivable                          729,854
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    577,760
Interest Receivable                                      14,713
Prepaid Trustees' Fees                                      852
Prepaid Expenses and Other Assets                         3,307
                                                   ------------
    Total Assets                                    493,876,565
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     9,037,829
Variation Margin Payable                                387,788
Advisory Fee Payable                                    236,586
Foreign Tax Withholding Payable                          96,930
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     77,710
Administration Fee Payable                                8,787
Administrative Services Fee Payable                         802
Fund Services Fee Payable                                   194
Accrued Expenses                                        240,947
                                                   ------------
    Total Liabilities                                10,087,573
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $483,788,992
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $520,058 )                                                  $ 3,258,041
Interest Income (Net of Foreign Withholding Tax
  of $1,866 )                                                        280,904
                                                                 -----------
    Investment Income                                              3,538,945
EXPENSES
Advisory Fee                                       $ 1,363,024
Custodian Fees and Expenses                            409,024
Administrative Services Fee                             60,062
Professional Fees and Expenses                          26,995
Fund Services Fee                                        4,831
Trustees' Fees and Expenses                              3,134
Administration Fee                                       3,069
Miscellaneous                                            4,695
                                                   -----------
    Total Expenses                                                 1,874,834
                                                                 -----------
NET INVESTMENT INCOME                                              1,664,111
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                            8,472,074
  Futures                                            4,115,612
  Foreign Currency Transactions                       (164,598)
                                                   -----------
    Net Realized Gain                                             12,423,088
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       50,370,638
  Futures Contracts                                    181,224
  Foreign Currency Contracts and Translations           53,369
                                                   -----------
    Net Change in Unrealized Appreciation                         50,605,231
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $64,692,430
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1999           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1998
                                                   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   1,664,111   $      6,512,087
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions         12,423,088          4,786,051
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                          50,605,231         22,380,408
                                                   -------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      64,692,430         33,678,546
                                                   -------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        141,967,827        190,933,942
Withdrawals                                         (166,345,883)      (544,746,196)
                                                   -------------   ----------------
    Net Decrease from Investors' Transactions        (24,378,056)      (353,812,254)
                                                   -------------   ----------------
    Total Increase (Decrease) in Net Assets           40,314,374       (320,133,708)
NET ASSETS
Beginning of Period                                  443,474,618        763,608,326
                                                   -------------   ----------------
End of Period                                      $ 483,788,992   $    443,474,618
                                                   -------------   ----------------
                                                   -------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                     SIX MONTHS
                                                        ENDED        FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 1999    -------------------------------------
                                                     (UNAUDITED)     1998    1997    1996    1995    1994
                                                   ---------------   -----   -----   -----   -----   -----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.83%(b)    0.79%   0.77%   0.79%   0.82%   0.95%
  Net Investment Income                                   0.73%(b)    1.09%   1.47%   1.39%   1.31%   0.93%
Portfolio Turnover                                          35%         74%     67%     57%     59%     56%

------------------------
(b) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions.Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1999, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        4/30/99     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Hong Kong Dollar 27,867,605, expiring 7/23/99....  $ 3,594,521   $ 3,594,574   $          53

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
Australian Dollar 4,272,623, expiring 7/23/99....  $ 2,789,168   $ 2,832,657   $     (43,489)
Euro 38,001,195, expiring 7/23/99................   40,702,405    40,423,836         278,569
Japanese Yen 2,882,709,704, expiring 7/23/99.....   24,726,673    24,427,535         299,138
New Zealand Dollar 3,887,563, expiring 7/23/99...    2,143,213     2,177,434         (34,221)
                                                                               --------------
NET UNREALIZED APPRECIATION OF FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $     500,050
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures contracts at April 30, 1999 are summarized as follows:

      THE INTERNATIONAL EQUITY PORTFOLIO -- OPEN FUTURES CONTRACTS

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
Australian All Ord. Index, expiring June 1999....            118    $     127,401    $     5,915,354
FTSE 100 Index, expiring June 1999...............             93          428,899          9,397,936
Hang Seng Index, expiring May 1999...............            124           51,458         10,660,282
Topix Index, expiring June 1999..................             39          300,997          4,038,829
                                                   --------------   --------------   ----------------
Totals...........................................            374    $     908,755    $    30,012,401
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
CAC 40 Index, expiring May 1999..................             103    $     (84,401)   $    (4,723,435)
DAX Index 10 Euro, expiring May 1999.............              33         (316,584)        (4,462,344)
IBEX Plus Index, expiring May 1999...............              11            9,302         (1,167,089)
                                                   ---------------   --------------   ----------------
Totals...........................................             147    $    (391,683)   $   (10,352,868)
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended April 30, 1999, such fees amounted to $1,363,024

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $3,069.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $60,062.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $4,831 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$152,960,963.....   $164,943,190

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

        INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

        INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.

J.P. MORGAN
INSTITUTIONAL
INTERNATIONAL
EQUITY FUND





SEMIANNUAL REPORT
APRIL 30,1999
IM0401-I